Shareholder Report, Holdings (Details)	Jun. 30, 2025	Jan. 01, 2025
Class I | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	8.72%
Class I | Sybchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	2.71%
Class I | Apollo Global [Member]
Holdings [Line Items]
Percent of Total Investments	2.36%
Class I | Brookfield [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Class I | First Third Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
Class I | Federal Agricultural [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
Class I | Athene Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%
Class I | Citi Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.79%
Class I | Citizens Financial Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
Class I | Redwood Trust [Member]
Holdings [Line Items]
Percent of Total Investments	1.72%
Class I | Bondsand Corporate Bond [Member]
Holdings [Line Items]
Percent of Total Investments		10.99%
Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments		5.27%
Class I | R E I T Senior Securities [Member]
Holdings [Line Items]
Percent of Total Investments		1.86%
Class I | Traditional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments		73.23%
Class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments		8.65%
Class I [Default Label] | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Class I [Default Label] | U G I Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Class I [Default Label] | Fortune Brands Innovations [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class I [Default Label] | Crane N X T [Member]
Holdings [Line Items]
Percent of Total Investments	2.75%
Class I [Default Label] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	2.64%
Class I [Default Label] | Kyndryl [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Class I [Default Label] | Everus Construction [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Class I [Default Label] | Atmus Filtration [Member]
Holdings [Line Items]
Percent of Total Investments	2.12%
Class I [Default Label] | Potlatch Deltic [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
Class I [Default Label] | I A C Inter Active [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Class I [Default Label] | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.27%
Class I [Default Label] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.58%
Class I [Default Label] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
Class I [Default Label] | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Class I [Default Label] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.76%
Class I [Default Label] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%
Class I [Default Label] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	31.88%
Class I [Default Label] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.21%
Class I [Default Label] | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.38%
Class I [Default Label] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Class I [Default Label] | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.88%
Class I [Default Label] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.24%
Class S | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Class S | Crane N X T [Member]
Holdings [Line Items]
Percent of Total Investments	2.75%
Class S | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	2.64%
Class S | Kyndryl [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Class S | Everus Construction [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Class S | Potlatch Deltic [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
Class S | I A C Inter Active [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Class S | U G I [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Class S | Fortune Brands [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class S | Atmus Filtation [Member]
Holdings [Line Items]
Percent of Total Investments	2.12%
Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.58%
Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
Class S | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Class S | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.76%
Class S | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%
Class S | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	31.88%
Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.21%
Class S | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.38%
Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.88%
Class S | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.24%
Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.27%
Class i | Aviat Networks [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
Class i | Silver Crest Asset Management [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
Class i | Pasons Systems [Member]
Holdings [Line Items]
Percent of Total Investments	3.61%
Class i | Crawfordand Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.57%
Class i | Tip Tree [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class i | Perma Fix [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
Class i | B G S F [Member]
Holdings [Line Items]
Percent of Total Investments	3.08%
Class i | Allient [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%
Class i | International Money Express [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%
Class i | Newtek Business [Member]
Holdings [Line Items]
Percent of Total Investments	2.85%
Class i | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.55%
Class i | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Class i | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.31%
Class i | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.71%
Class i | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	8.61%
Class i | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	25.49%
Class i | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
Class i | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	23.62%
Class i | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	18.74%
Class i | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.31%
Class i | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.95%
class I | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
class I | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Total Investments	6.57%
class I | Broadcom [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
class I | Microsoft [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
class I | Abb Vie [Member]
Holdings [Line Items]
Percent of Total Investments	4.92%
class I | Eaton Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
class I | Apple [Member]
Holdings [Line Items]
Percent of Total Investments	4.49%
class I | Houlihan Lokey [Member]
Holdings [Line Items]
Percent of Total Investments	4.12%
class I | Home Depot [Member]
Holdings [Line Items]
Percent of Total Investments	3.88%
class I | Honey Well International [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%
class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.91%
class I | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	5.24%
class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.74%
class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.92%
class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	21.53%
class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.73%
class I | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.26%